S&P 500 INDEX FUND
Portfolio of Investments (Unaudited)
11/30/2019
			Value
Security Description	Maturity Date	Shares	(Note 1)
Common Stock (106.33%)

Basic Materials (2.28%)
Air Products & Chemicals Inc		1,615	381,673
Albemarle Corp		868	56,750
CF Industries Holdings Inc		1,795	82,947
Celanese Corp		995	124,942
Dow Inc		5,828	311,039
DuPont de Nemours Inc		5,828	377,713
Eastman Chemical Co		1,048	82,132
Ecolab Inc		1,937	361,580
FMC Corp		1,102	107,952
Freeport-McMoRan Inc		11,406	129,800
International Flavors & Fragrances Inc		683	96,459
International Paper Co		3,175	147,130
The Mosaic Co		2,068	39,395
Newmont Goldcorp Corp		6,444	247,450
Nucor Corp		2,404	135,489
PPG Industries Inc		1,823	234,875
The Sherwin-Williams Co		628	366,206
Linde PLC		4,170	859,895
LyondellBasell Industries NV		1,991	184,247
Total Basic Materials			4,327,674

Communications (15.67%)
AT&T Inc		56,729	2,120,530
Alphabet Inc*		2,331	3,041,862
Alphabet Inc*		2,310	3,012,448
Amazon.com Inc* (a)		3,205	5,771,564
Arista Networks Inc*		415	80,979
Booking Holdings Inc*		339	645,466
ViacomCBS Inc*		2,752	111,126
CDW Corp		1,116	150,716
CenturyLink Inc		7,576	109,776
Charter Communications Inc*		1,247	586,102
Cisco Systems Inc		32,753	1,484,038
Comcast Corp		34,993	1,544,941
Corning Inc		6,024	174,937
The Walt Disney Co		13,819	2,094,684
Discovery Inc*		1,878	61,861
Discovery Inc*		1,878	57,317
DISH Network Corp*		1,784	60,959
eBay Inc		6,441	228,784
Expedia Group Inc		1,079	109,691
Facebook Inc* (a)		18,560	3,742,438
F5 Networks Inc*		602	87,717
Fox Corp		2,714	97,053
Fox Corp		1,242	43,445
The Interpublic Group of Cos Inc		3,241	72,598
Juniper Networks Inc		2,718	68,113
Motorola Solutions Inc		1,430	239,239
Netflix Inc*		3,319	1,044,357
News Corp		3,745	48,236
News Corp		910	11,985
NortonLifeLock Inc		5,172	128,783
Omnicom Group Inc		1,982	157,529
T-Mobile US Inc*		2,482	194,961
TripAdvisor Inc		850	24,140
Twitter Inc*		5,110	157,950
VeriSign Inc*		689	131,420
Verizon Communications Inc		31,910	1,922,258
Viacom Inc		2,740	65,952
Total Communications			29,685,955

Consumer, Cyclical (9.06%)
Advance Auto Parts Inc		548	86,080
Alaska Air Group Inc		963	66,457
American Airlines Group Inc		3,057	87,858
AutoZone Inc*		192	226,161
Best Buy Co Inc		1,956	157,732
BorgWarner Inc		1,664	69,971
CarMax Inc*		1,277	124,201
Carnival Corp		3,334	150,297
Chipotle Mexican Grill Inc*		196	159,528
Copart Inc*		1,585	141,065
Costco Wholesale Corp		3,457	1,036,443
DR Horton Inc		2,495	138,098
Darden Restaurants Inc		933	110,505
Delta Air Lines Inc		4,464	255,832
Dollar General Corp		1,932	304,020
Dollar Tree Inc*		1,907	174,414
Fastenal Co		4,028	143,075
Ford Motor Co		27,615	250,192
The Gap Inc		2,194	36,442
General Motors Co		10,151	365,436
Genuine Parts Co		1,170	122,113

WW Grainger Inc	341	108,080
Hanesbrands Inc	3,007	45,315
Harley-Davidson Inc	1,765	64,211
Hasbro Inc	950	96,615
Hilton Worldwide Holdings Inc	2,288	240,240
The Home Depot Inc	8,449	1,863,089
Kohl's Corp	1,587	74,605
L Brands Inc	1,787	34,203
LKQ Corp*	2,347	82,802
Las Vegas Sands Corp	2,613	163,966
Leggett & Platt Inc	1,017	53,209
Lennar Corp	2,200	131,230
Lowe's Cos Inc	6,155	722,043
MGM Resorts International	3,988	127,417
Macy's Inc	2,961	45,363
Marriott International Inc	2,109	296,019
McDonald's Corp	5,859	1,139,458
Mohawk Industries Inc*	459	63,971
NVR Inc*	26	98,589
Newell Brands Inc	3,701	71,133
NIKE Inc	9,881	923,775
Nordstrom Inc	1,123	42,865
NIKE Inc - Class B	590	260,945
PVH Corp	574	55,655
PACCAR Inc	2,601	211,643
PulteGroup Inc	1,988	78,824
Ralph Lauren Corp	449	48,196
Ross Stores Inc	2,889	335,557
Southwest Airlines Co	3,843	221,511
Starbucks Corp	9,523	813,550
The TJX Cos Inc	9,534	582,813
Tapestry Inc	2,156	57,975
Target Corp	4,028	503,540
Tiffany & Co	950	127,110
Tractor Supply Co	1,050	99,162
Ulta Beauty Inc*	468	109,446
Under Armour Inc*	1,210	22,857
Under Armour Inc*	1,218	21,071
United Airlines Holdings Inc*	1,732	160,730
VF Corp	2,588	229,142
Under Armour Inc - Class A*	10,998	1,309,752
Under Armour Inc - Class C*	5,853	348,839
Whirlpool Corp	570	81,567
Wynn Resorts Ltd	526	63,567
Yum! Brands Inc	2,347	236,272
Capri Holdings Ltd*	1,328	49,322
Aptiv PLC	2,173	204,001
Norwegian Cruise Line Holdings Ltd*	1,599	85,770
Royal Caribbean Cruises Ltd	1,236	148,345
Total Consumer, Cyclical		17,161,280

Consumer, Non-Cyclical (23.27%)
Abbott Laboratories	13,435	1,148,021
AbbVie Inc	11,623	1,019,685
ABIOMED Inc*	354	69,448
Alexion Pharmaceuticals Inc*	1,730	197,116
Align Technology Inc*	600	166,404
Altria Group Inc	14,863	738,691
AmerisourceBergen Corp	1,173	103,118
Amgen Inc	4,626	1,085,815
Anthem Inc	2,002	577,897
Archer-Daniels-Midland Co	4,902	210,443
Automatic Data Processing Inc	3,348	571,771
Avery Dennison Corp	649	84,610
Baxter International Inc	3,880	318,044
Becton Dickinson and Co	2,120	548,020
Biogen Inc*	1,524	456,910
H&R Block Inc	1,994	48,614
Boston Scientific Corp*	10,747	464,808
Bristol-Myers Squibb Co	17,810	1,014,101
Bristol-Myers Squibb Co*	5,545	11,922
Brown-Forman Corp	1,728	117,193
Cigna Corp	2,983	596,361
CVS Health Corp	10,096	759,926
Campbell Soup Co	1,449	67,480
Cardinal Health Inc	2,511	138,180
Centene Corp*	2,584	156,254
Church & Dwight Co Inc	1,996	140,199
Cintas Corp	640	164,518
The Clorox Co	943	139,780
The Coca-Cola Co	30,037	1,603,976
Colgate-Palmolive Co	6,558	444,764
Conagra Brands Inc	2,987	86,235
Constellation Brands Inc	1,290	240,017
The Cooper Cos Inc	374	117,096
Corteva Inc	5,828	151,645
Coty Inc	3,684	42,513
Danaher Corp	4,953	723,039
DaVita Inc*	747	53,612
DENTSPLY SIRONA Inc	1,160	65,586
Edwards Lifesciences Corp*	1,716	420,317
Equifax Inc	870	121,487
FleetCor Technologies Inc*	699	214,537
Gartner Inc*	714	114,568
General Mills Inc	4,683	249,698
Gilead Sciences Inc	10,033	674,619

Global Payments Inc	2,136	386,830
HCA Healthcare Inc	2,209	306,300
The Hershey Co	1,114	165,050
Hologic Inc*	2,135	109,568
Hormel Foods Corp	2,128	94,760
Humana Inc	1,042	355,562
IDEXX Laboratories Inc*	691	173,842
Illumina Inc*	1,143	366,629
Incyte Corp*	1,363	128,340
Intuitive Surgical Inc*	855	506,930
IQVIA Holdings Inc*	1,146	167,293
Johnson & Johnson (a)	20,362	2,799,571
Kellogg Co	1,816	118,258
Kimberly-Clark Corp	2,655	361,983
The Kraft Heinz Co	4,282	130,601
The Kroger Co	6,162	168,469
Laboratory Corp of America Holdings*	705	121,464
Lamb Weston Holdings Inc	1,124	94,393
The Estee Lauder Cos Inc	1,800	351,846
Eli Lilly & Co	6,554	769,112
MarketAxess Holdings Inc	296	119,531
McCormick & Co Inc	975	165,019
McKesson Corp	1,426	206,257
Merck & Co Inc	19,754	1,722,154
Molson Coors Brewing Co	1,200	60,576
Mondelez International Inc	11,126	584,560
Monster Beverage Corp*	3,387	202,610
Moody's Corp	1,293	293,084
PayPal Holdings Inc*	9,238	997,796
PepsiCo Inc	10,787	1,465,198
Pfizer Inc	42,673	1,643,764
Philip Morris International Inc	11,608	962,651
The Procter & Gamble Co	19,308	2,356,734
Quanta Services Inc	1,601	66,666
Quest Diagnostics Inc	1,168	124,450
Regeneron Pharmaceuticals Inc*	562	207,378
ResMed Inc	1,127	168,599
Robert Half International Inc	1,032	60,062
Rollins Inc	462	16,563
S&P Global Inc	1,900	502,835
Henry Schein Inc*	1,256	86,538
The JM Smucker Co	823	86,489
Stryker Corp	2,434	498,629
Sysco Corp	3,758	302,707
Teleflex Inc	362	127,909
Thermo Fisher Scientific Inc	3,062	961,315
Tyson Foods Inc	2,328	209,264
United Rentals Inc*	724	110,808
UnitedHealth Group Inc	7,311	2,046,130
Universal Health Services Inc	683	95,272
Varian Medical Systems Inc*	875	117,014
Verisk Analytics Inc	1,197	176,534
Vertex Pharmaceuticals Inc*	2,013	446,383
WellCare Health Plans Inc*	395	127,218
Zimmer Biomet Holdings Inc	1,338	194,385
Zoetis Inc	3,718	448,093
Allergan PLC	2,617	483,988
IHS Markit Ltd*	3,095	224,852
Medtronic PLC	10,510	1,170,709
Nielsen Holdings PLC	1,879	36,734
Perrigo Co PLC	677	34,683
Mylan NV*	3,101	58,237
Total Consumer, Non-Cyclical		44,086,217

Energy (4.46%)
Apache Corp	2,792	62,206
Baker Hughes Co	3,384	75,869
Cabot Oil & Gas Corp	3,164	50,434
Chevron Corp (a)	14,646	1,715,486
Cimarex Energy Co	657	30,201
Concho Resources Inc	1,114	80,832
ConocoPhillips	8,936	535,624
Devon Energy Corp	2,767	60,570
Diamondback Energy Inc	1,217	94,123
EOG Resources Inc	4,562	323,446
Exxon Mobil Corp (a)	32,644	2,224,036
Halliburton Co	6,883	144,474
Helmerich & Payne Inc	805	31,821
Hess Corp	1,823	113,190
HollyFrontier Corp	508	26,187
Kinder Morgan Inc	15,052	295,170
Marathon Oil Corp	5,187	60,429
Marathon Petroleum Corp	5,079	307,991
National Oilwell Varco Inc	3,192	71,980
Noble Energy Inc	2,616	54,308
Occidental Petroleum Corp	6,992	269,681
ONEOK Inc	3,307	234,962
Phillips 66	3,493	400,717
Pioneer Natural Resources Co	1,287	164,530
Schlumberger Ltd	11,025	399,105
Valero Energy Corp	3,459	330,300
The Williams Cos Inc	9,527	216,453
TechnipFMC PLC	3,637	68,521
Total Energy		8,442,646

Financial (19.01%)
Aflac Inc	5,861	321,417
Affiliated Managers Group Inc	409	34,916
Alexandria Real Estate Equities Inc	700	113,764
Alliance Data Systems Corp	400	42,764
The Allstate Corp	2,619	291,626
American Express Co	5,384	646,726
American International Group Inc	6,822	359,247
American Tower Corp	3,499	748,891
Ameriprise Financial Inc	1,052	172,391
Apartment Investment & Management Co	1,069	57,480
Assurant Inc	596	79,191
AvalonBay Communities Inc	1,044	223,844
Truist Financial Corp*	5,247	287,116
Bank of America Corp	64,634	2,153,605
The Bank of New York Mellon Corp	6,926	339,166
Berkshire Hathaway Inc*	15,083	3,322,785
BlackRock Inc	941	465,710
Boston Properties Inc	1,078	149,345
Cboe Global Markets Inc	706	83,943
CBRE Group Inc*	2,058	117,347
CME Group Inc	2,814	570,482
Capital One Financial Corp	3,628	362,836
Cincinnati Financial Corp	1,179	126,212
Citigroup Inc	17,429	1,309,266
Citizens Financial Group Inc	3,885	149,417
Comerica Inc	1,331	93,716
Crown Castle International Corp	3,268	436,801
Digital Realty Trust Inc	1,637	197,995
Discover Financial Services	2,538	215,400
Duke Realty Corp	2,792	98,223
E*TRADE Financial Corp	1,181	52,318
Equinix Inc	661	374,688
Equity Residential	2,912	247,811
Essex Property Trust Inc	463	144,539
Extra Space Storage Inc	949	100,641
Federal Realty Investment Trust	548	72,374
Fifth Third Bancorp	5,427	163,841
First Republic Bank	1,295	142,321
Franklin Resources Inc	3,105	85,356
Arthur J Gallagher & Co	1,374	128,153
Globe Life Inc	774	79,536
The Goldman Sachs Group Inc	2,496	552,490
The Hartford Financial Services Group Inc	2,922	180,755
Healthpeak Properties Inc	3,020	105,338
Host Hotels & Resorts Inc	5,173	90,476
Huntington Bancshares Inc	8,009	119,254
Intercontinental Exchange Inc	4,245	399,752
Iron Mountain Inc	1,369	43,972
JPMorgan Chase & Co	24,669	3,250,387
KeyCorp	6,704	129,991
Kimco Realty Corp	2,994	64,730
Lincoln National Corp	1,590	93,890
Loews Corp	2,394	121,855
M&T Bank Corp	1,180	194,393
The Macerich Co	1,011	27,226
Marsh & McLennan Cos Inc	4,025	434,982
Mastercard Inc	6,887	2,012,588
MetLife Inc	6,141	306,497
Mid-America Apartment Communities Inc	858	116,782
Morgan Stanley	9,691	479,511
Nasdaq Inc	1,127	118,110
Northern Trust Corp	1,610	172,656
The PNC Financial Services Group Inc	3,549	543,742
People's United Financial Inc	2,887	47,636
T Rowe Price Group Inc	1,965	242,795
Principal Financial Group Inc	2,041	112,459
The Progressive Corp	4,123	301,185
Prologis Inc	5,000	457,750
Prudential Financial Inc	3,101	290,316
Public Storage	1,035	218,054
Raymond James Financial Inc	1,004	90,179
Realty Income Corp	2,475	189,659
Regency Centers Corp	1,109	72,129
Regions Financial Corp	9,066	150,858
SBA Communications Corp	918	217,079
SL Green Realty Corp	740	63,144
SVB Financial Group*	411	95,241
The Charles Schwab Corp	9,317	461,192
Simon Property Group Inc	2,175	328,882
State Street Corp	3,093	232,284
SunTrust Banks Inc	3,425	242,627
Synchrony Financial	4,709	176,164
The Travelers Cos Inc	2,059	281,506
UDR Inc	2,033	97,686
US Bancorp	11,063	664,112
Unum Group	2,266	69,657
Ventas Inc	2,904	169,332
Visa Inc	13,324	2,458,411
Vornado Realty Trust	1,244	80,325
Wells Fargo & Co	30,935	1,684,720

Welltower Inc	2,792	236,119
The Western Union Co	3,270	87,898
Weyerhaeuser Co	5,770	170,273
Zions Bancorp NA	1,054	52,468
Aon PLC	1,819	370,367
Everest Re Group Ltd	326	88,430
Invesco Ltd	3,410	59,880
Willis Towers Watson PLC	996	195,654
Chubb Ltd	3,516	532,604
Total Financial		36,011,652

Industrial (9.90%)
Agilent Technologies Inc	2,633	212,667
AMETEK Inc	1,816	179,802
Amphenol Corp	2,372	246,688
Arconic Inc	2,478	76,719
Ball Corp	2,268	149,824
The Boeing Co	4,114	1,506,465
CH Robinson Worldwide Inc	1,280	98,368
CSX Corp	6,044	432,388
Caterpillar Inc	4,340	628,128
Cummins Inc	1,302	238,084
Deere & Co	2,547	428,023
Dover Corp	1,334	148,714
Emerson Electric Co	4,745	350,466
Expeditors International of Washington Inc	1,549	115,803
FLIR Systems Inc	1,158	62,022
FedEx Corp	1,881	301,054
Flowserve Corp	1,128	54,934
Fortive Corp	2,318	167,290
Fortune Brands Home & Security Inc	1,197	75,722
General Dynamics Corp	1,805	328,041
General Electric Co	68,083	767,295
Honeywell International Inc	5,633	1,005,772
JB Hunt Transport Services Inc	690	79,778
Huntington Ingalls Industries Inc	358	90,098
IDEX Corp	585	95,203
Illinois Tool Works Inc	2,349	409,501
Jacobs Engineering Group Inc*	962	88,591
Kansas City Southern	811	123,613
Keysight Technologies Inc*	1,479	158,297
L3Harris Technologies Inc	1,767	355,326
Lockheed Martin Corp	1,981	774,630
Martin Marietta Materials Inc	463	124,269
Masco Corp	2,627	122,287
Mettler-Toledo International Inc*	202	145,321
Norfolk Southern Corp	2,091	404,609
Northrop Grumman Corp	1,214	427,049
Packaging Corp of America	752	84,149
Parker-Hannifin Corp	1,096	217,874
PerkinElmer Inc	1,021	94,851
Raytheon Co	2,190	476,150
Republic Services Inc	1,694	150,173
Rockwell Automation Inc	902	176,648
Roper Technologies Inc	802	289,017
Sealed Air Corp	1,582	59,689
AO Smith Corp	1,152	55,757
Snap-on Inc	424	68,035
Stanley Black & Decker Inc	1,237	195,124
Textron Inc	2,069	95,671
3M Co	4,438	753,439
TransDigm Group Inc	370	209,827
Union Pacific Corp	5,565	979,384
United Parcel Service Inc	5,289	633,252
United Technologies Corp	6,201	919,856
Vulcan Materials Co	956	135,628
Westinghouse Air Brake Technologies Corp	1,272	99,941
Waste Management Inc	3,011	339,972
Waters Corp*	515	114,366
Westrock Co	1,985	80,055
Xylem Inc	1,498	116,110
Allegion PLC	703	84,381
Amcor PLC	12,762	130,938
Eaton Corp PLC	3,484	322,270
Ingersoll-Rand PLC	1,863	244,258
Johnson Controls International plc	6,238	267,174
Pentair PLC	1,542	68,388
Garmin Ltd	806	78,738
TE Connectivity Ltd	2,648	245,496
Total Industrial		18,759,452

Technology (19.35%)
Activision Blizzard Inc	5,269	288,899
Adobe Inc*	3,836	1,187,357
Advanced Micro Devices Inc*	8,375	327,881
Akamai Technologies Inc*	1,400	121,968
Analog Devices Inc	2,620	295,929
ANSYS Inc*	680	173,189
Apple Inc (a)	32,774	8,758,852
Applied Materials Inc	7,360	426,143
Autodesk Inc*	1,669	301,922
Broadridge Financial Solutions Inc	913	112,947
Broadcom Inc	3,102	980,883
Cadence Design Systems Inc*	2,246	157,782

Cerner Corp	2,120	151,771
Citrix Systems Inc	949	107,057
Cognizant Technology Solutions Corp	4,408	282,597
DXC Technology Co	2,234	83,395
Electronic Arts Inc*	2,273	229,596
Fidelity National Information Services Inc	4,804	663,673
Fiserv Inc*	4,404	511,921
Fortinet Inc*	1,141	119,931
HP Inc	11,843	237,807
Jack Henry & Associates Inc	607	92,228
Hewlett Packard Enterprise Co	10,529	166,674
IPG Photonics Corp*	299	42,485
Intel Corp	34,178	1,984,032
International Business Machines Corp	6,898	927,436
Intuit Inc	2,031	525,806
KLA Corp	1,217	199,418
Lam Research Corp	1,115	297,515
Leidos Holdings Inc	1,042	94,655
MSCI Inc	713	184,802
Maxim Integrated Products Inc	2,142	121,387
Microsoft Corp (a)	58,909	8,917,644
Microchip Technology Inc	1,837	173,670
Micron Technology Inc*	8,516	404,594
NetApp Inc	1,835	111,183
NVIDIA Corp	4,645	1,006,757
Oracle Corp	16,986	953,594
Paychex Inc	2,454	211,337
Qorvo Inc*	1,120	116,715
QUALCOMM Inc	8,812	736,243
salesforce.com Inc*	6,766	1,102,114
Skyworks Solutions Inc	1,431	140,667
Synopsys Inc*	1,189	167,697
Take-Two Interactive Software Inc*	902	109,458
Texas Instruments Inc	7,376	886,669
Western Digital Corp	2,052	103,277
Xilinx Inc	2,112	195,951
Xerox Holdings Corp	1,468	57,149
Accenture PLC	5,015	1,008,817
Seagate Technology PLC	1,826	108,976
Total Technology		36,670,450

Utilities (3.34%)
AES Corp	4,674	88,385
Alliant Energy Corp	1,758	93,174
Ameren Corp	1,808	134,389
American Electric Power Co Inc	3,645	332,971
American Water Works Co Inc	1,374	166,295
Atmos Energy Corp	927	99,153
CMS Energy Corp	2,062	126,401
CenterPoint Energy Inc	2,979	73,164
Consolidated Edison Inc	2,227	193,504
DTE Energy Co	1,258	157,175
Dominion Energy Inc	6,340	526,917
Duke Energy Corp	5,622	495,692
Edison International	2,433	168,120
Entergy Corp	1,304	151,773
Evergy Inc	1,919	121,415
Eversource Energy	2,274	187,923
Exelon Corp	7,634	338,951
FirstEnergy Corp	4,167	198,724
NRG Energy Inc	1,956	77,712
NextEra Energy Inc	3,624	847,364
NiSource Inc	2,050	54,224
PPL Corp	5,573	54,223
Pinnacle West Capital Corp	806	189,649
Public Service Enterprise Group Inc	3,861	228,996
Sempra Energy	2,157	317,661
The Southern Co	7,566	469,016
WEC Energy Group Inc	2,388	211,696
Xcel Energy Inc	3,728	229,235
Total Utilities		6,333,902

Total Common Stock (Cost $77,899,963)		201,479,228

Total Investments (Cost $79,998,462) (b) (106.33%)		201,479,228
Liabilities in Excess of Other Assets (-6.33%)		(12,000,633)
Net Assets (100.00%)		189,478,595

*	Non-income producing security.

(a)	A portion of these shares have been pledged in connection with obligations for futures contracts.

(b)	Aggregate cost for federal income tax purpose is $80,051,107.

At November 30, 2019, unrealized appreciation/(depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	126,322,077
Unrealized depreciation	(2,779,606)
Net unrealized appreciation	123,542,471

Because tax adjustments are calculated annually, the above tax figures reflect the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual and annual reports.

(c)	Futures contracts at November 30, 2019:

Contracts - $50 times premium / delivery month / commitment / exchange

S&P 500 E-MINI	Notional Amount	Value	Unrealized Appreciation
7 / MAR 2019 / Long / CME	2,283,118	2,357,775	74,657